Basis of preparation	12 Months Ended
Dec. 31, 2017
Basis of preparation
Basis of preparation

Note 2 - Basis of preparation

A.	Statement of compliance

The consolidated financial statements have been prepared in conformity with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements were authorized for issue by the Board of Directors on March 19, 2018.

B.	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for financial investments, inventories, assets classified as held for sale, derivative financial instruments, defined employee benefit liabilities, provisions and deferred tax assets and liabilities. For further information regarding the measurement of these assets and liabilities see Note 3 regarding significant accounting policies.

C.	Functional and presentation currency

These consolidated financial statements are presented in USD (“$”), which is the Company’s functional currency, and have been rounded to the nearest thousand, except where otherwise indicated. The USD is the currency that represents the principal economic environment in which the Company operates.

D.	Use of estimates and judgments

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The preparation of accounting estimates used in the preparation of the Group’s financial statements requires the Company’s management to make assumptions regarding circumstances and events that involve considerable uncertainty. The Company’s management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about assumptions and estimations made by the Group with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in the following notes:

•Note 7, Property, plant and equipment.

•Note 8, Intangible assets.

•Note 9, Inventories.

•Note 15, Provisions.

•Note 21, Income tax, regarding the utilization of tax losses, deferred taxes and tax assessments.

•Note 24, Contingencies.

•Note 26, Share based payments.